Business Acquired (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed

The Company accounted for this acquisition using the acquisition method of accounting and, accordingly, assets acquired and liabilities assumed from SPTS were recorded at their estimated fair values, as follows:

$ in thousands
Cash and cash equivalents	8,309
Current assets, excluding inventory	38,056
Inventories	49,108
Property, plant and equipment	25,160
Identifiable intangible assets:
In-process research and development (1)	6,920
Technological intellectual property (2)	60,870
Customer relations (3)	69,768
Trade name (3)	5,960
Backlog (4)	10,398
Goodwill	167,001
Total assets acquired	441,577
Current liabilities	38,246
Deferred taxes and other long-term liability	19,934
Total liabilities assumed	58,180
Net assets acquired	383,370

(1)	Project was successfully completed in 2015 and is amortized over a period of 7 years.
(2)	Amortized over a period of up to 7 years.
(3)	Amortized over a period of approximately 5 years.
(4)	Amortized over an estimated period of 1.5 years.

SPTS Technologies Group Limited [Member]
Schedule of Unaudited Pro Forma, Combined Statement of Income Data

Below is the unaudited pro forma, combined statement of operations data for the years ended December 31, 2014 and 2013, presented as if the SPTS Acquisition had occurred on January 1, 2013, after giving effect to: (a) purchase accounting adjustments, including the increase in amortization of identifiable intangible assets based on the estimated fair value thereof; (b) transaction costs; (c) interest accrued on shareholders loans; (d) estimated additional interest expense due to the receipt of the Term Loans, only with respect to amortization, in the amount of $9.5 million and $16.7 million in the years ended December 31, 2014 and 2013, respectively, and; (e) related tax impact.  This unaudited pro forma financial information is not necessarily indicative of the combined results that would have been attained had the SPTS Acquisition taken actually place on January 1, 2013, nor is it necessarily indicative of future results.

	Year ended December 31
	2014	2013
	$ in thousands except for share data
	(unaudited)
Revenues	657,799	597,368
Net income	20,999	21,600
Earnings per share:
Basic	$0.48	$0.51
Diluted	$0.47	$0.50